Share Capital (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		4 Months Ended			7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 20, 2021 shares	Mar. 01, 2023 USD ($) $ / shares	Feb. 17, 2021 USD ($) shares	May 10, 2023 USD ($) $ / shares	Apr. 30, 2022 shares	Apr. 30, 2020 shares	Aug. 03, 2023 USD ($) $ / shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($)	Sep. 30, 2022 shares	Nov. 09, 2023 USD ($) $ / shares	Oct. 31, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 29, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 13, 2021 $ / shares shares	Jan. 11, 2021 $ / shares
Classes of common shares														1
Stock Issued During Period, Value, New Issues | $																	$ 67,549
Stock Offering Cost | $														$ 0	$ 300
2019 ATM Agreement [Member]
Proceeds from Issuance of Redeemable Preferred Stock | $ | $																	$ 51,234	$ 18,847	$ 856
Shares Issued																	2,076,992	839,442	42,756
2022 ATM Agreement [Member] | Maximum [Member]
Stock Issued During Period, Value, New Issues | $																$ 150,000,000
Common stock [member]
Common shares, repurchased						184,684			521,650		568,835		307,121
January 2021 Equity Offering [Member]
Stock issued during the period	5,400,000			141,959
Shares Issued, Price Per Share | $ / shares | $ / shares	$ 13.00
Proceeds from Issuance or Sale of Equity | $ | $	$ 70,200			$ 67,758
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period							184,270
Stock issued during the period														440,698	586,819		747,604
Common Class A [Member]
Dividends Payable amount per Share | $ / shares			$ 0.375		$ 0.375			$ 0.375				$ 0.375									$ 0.12
Common Stock, Shares, Outstanding														35,188,323
Dividends Payable, Date to be Paid			Mar. 06, 2023		Jun. 02, 2023			Sep. 04, 2023				Dec. 04, 2023
Dividends Payable, Date of Record			Feb. 22, 2023		May 24, 2023			Aug. 23, 2023				Nov. 24, 2023
Dividends | $			$ 13,351		$ 13,340			$ 13,300				$ 13,258
Common Class A [Member] | Kelso [Member]
Conversion of Stock, Shares Issued		12,955,188
Common Class A [Member] | Kelso and Maas Capital Investments [Member]
Shares Issued, Price Per Share | $ / shares | $ / shares																				$ 12.50
Number of shares sold																				5,175,000
Series C Preferred Stock [Member] | Kelso [Member]
Preferred Stock, Shares Outstanding		250,000
Series B Preferred Stock [Member]
Preferred shares issuance term description														On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the “Depositary Shares”), each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Perpetual Preferred Shares (“Series B Preferred Shares”) representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share
Redemption price per depositary share | $ / shares														$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock | $ | $										$ 33,497
Preferred Stock, Dividend Rate, Percentage														8.75%
Preferred Stock, Redemption Terms														At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Preferred Stock, Redemption Price Per Share | $ / shares														$ 2,500,000
Preferred Stock, Shares Outstanding														43,592	43,592
Desositary shares outstanding														4,359,190
Series B Preferred Stock [Member] | 2019 ATM Agreement [Member]
Preferred Stock, Shares Outstanding																		8,394	428